Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets attributed to:
Net appreciation in fair value of investments	$ 12,505,860
Interest and dividends	6,428,064
Total investment income	18,933,924
Interest income on notes receivable from participants	218,371
Contributions:
Employer	3,692,652
Participant	11,415,733
Rollover	1,041,040
Total contributions	16,149,425
Total additions	35,301,720
Deductions from net assets attributed to:
Benefit payments to participants	13,418,031
Administrative expenses and fees	145,659
Total deductions	13,563,690
Net increase	21,738,030
Net assets available for benefits – beginning of year	150,092,951
Net assets available for benefits – end of year	$ 171,830,981